Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Number of operating segments for impairment analysis	1
Amortization expense	$ 68,200,000	$ 82,300,000	$ 91,800,000
Orbital Locations [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of indefinite lived intangible assets				$ 0